PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

8.

PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following at:

	December 31,
	2014	2013

Trade deposits to suppliers	$9,425,797	$10,318,638
Other short term advances to third parties	4,091,940	546,022
Other short term loan to related party	3,360,891	—
Utility and sundry deposits	8,532	1,085,920
Short term advances to employees	352,317	391,535
	$13,878,586	$12,342,115

The other short term advances to third parties are interest free, unsecured and repayable on demand.

The short term loan advance to related party is unsecured, interest bearing at 6.1% per annum and repayable by the end of December 2015.